Concentrations - Schedule of Concentration of Revenues (Details)	Dec. 31, 2013	Dec. 31, 2012
Revenue percentage of individual customers	100.00%	100.00%
Customer 1 [Member]
Revenue percentage of individual customers	88.20%
Customer 2 [Member]
Revenue percentage of individual customers	11.80%	37.50%
Customer 3 [Member]
Revenue percentage of individual customers		62.50%